Convertible Notes - Schedule of Convertible Notes (Details)	Dec. 31, 2025	Dec. 10, 2025
Risk-free interest rate [Member]
Schedule of Convertible Notes [Line Items]
Debt instrument, measurement input	3.5656	3.5981
Expected life [Member]
Schedule of Convertible Notes [Line Items]
Debt instrument, measurement input	1.94	2
Share price [Member]
Schedule of Convertible Notes [Line Items]
Debt instrument, measurement input	0.31	0.57
Volatility [Member]
Schedule of Convertible Notes [Line Items]
Debt instrument, measurement input	65.98	65.55
Conversion Multiple Threshold [Member]
Schedule of Convertible Notes [Line Items]
Debt instrument, measurement input	1.17	1.17